LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
LEASE OBLIGATIONS
Schedule of Maturities of finance leases liabilities

December 31,
2024
2025	187
2026	156
2027	112
2028	80
2029	14
2030 and thereafter	1
Total undiscounted minimum lease payments	550
Less: amount representing interest	(31)
Present value of minimum lease payments	519
Less: current portion	(168)
Long-term portion	350

December 31,
2023
2024	214
2025	170
2026	134
2027	86
2028	52
2029 and thereafter	2
Total undiscounted minimum lease payments	659
Less: amount representing interest	(33)
Present value of minimum lease payments	627
Less: current portion	(195)
Long-term portion	433

Schedule of Maturities of operating leases liabilities

December 31,
2024
2025	999
2026	729
2027	645
2028	215
2029	—
2030 and thereafter	—
Total undiscounted minimum lease payments	2,588
Less: current portion	(999)
Long-term portion	1,589

December 31,
2023
2024	898
2025	485
2026	240
2027	157
2028	—
2029 and thereafter	—
Total undiscounted minimum lease payments	1,780
Less: current portion	(898)
Long-term portion	882